ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 4,469	$ 4,766
Deposit payable	1,203	698
Other tax payable	2,942	2,802
Deferred income from ADS depositary	112	364
Accrued staff disbursement	1,103	824
Accrued professional fees	388	213
Accrued dividends to non-controlling shareholders of Flying Dragon		663
Other liabilities	666	669
Total accrued expenses and other current liabilities	$ 10,883	$ 10,999